Memorandum items (Tables)	12 Months Ended
Dec. 31, 2024
Off-Balance Sheet Exposures [Abstract]
Schedule of contingent commitments	The detail is as follows:

	2024	2023	2022
Loans commitment granted	302,861	279,589	274,075
Of which impaired	511	406	653
Financial guarantees granted	16,901	15,435	12,856
Of which impaired	217	578	521
Financial guarantees	16,887	15,400	12,813
Credit derivatives sold	14	35	43
Other commitments granted	134,493	113,273	92,672
Of which impaired	793	542	608
Technical guarantees	61,551	57,363	50,508
Other	72,942	55,910	42,164

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2024	2023	2022
Investment funds	178,840	165,174	142,189
Pension funds	15,646	14,831	14,021
Assets under management	35,999	29,732	25,670
	230,485	209,737	181,880